Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary Of Trade And Other Receivables Detailed Information

	2025 $ 'millions	2024 $ 'millions
Processor receivables	67	35
Trade receivables	14	24
Other receivables	8	9
Prepayments	92	70
	181	138